Unit Activity	12 Months Ended
Dec. 31, 2021
Unit Activity [Abstract]
Unit Activity	Unit Activity
The changes in contract owner units outstanding for the Real Property Account by product for the period from April 1, 2021 to December 31, 2021, for the period ended March 31, 2021, and for the years ended December 31, 2020 and 2019 were as follows:

For the period from April 1, 2021 to December 31, 2021	VAL	VLI	SPVA	SPVL	TOTAL
Units issued	2,580	1,461	—	362	4,403
Units redeemed	(1,317,620)	(90,511)	—	(20,204)	(1,428,335)

For the period ended March 31, 2021	VAL	VLI	SPVA	SPVL	TOTAL
Units issued	8,274	1,331	—	193	9,798
Units redeemed	(347,723)	(17,661)	—	(3,155)	(368,539)

December 31, 2020	VAL	VLI	SPVA	SPVL	TOTAL
Units issued	104,929	11,027	—	1,346	117,302
Units redeemed	(785,684)	(78,423)	—	(94,300)	(958,407)

December 31, 2019	VAL	VLI	SPVA	SPVL	TOTAL
Units issued	75,275	10,519	—	3,475	89,269
Units redeemed	(993,524)	(68,528)	(63)	(77,002)	(1,139,117)